    As filed with the Securities and Exchange Commission on August 28, 1998

                                             1933 Act Registration No.  33-39029
                                             1940 Act Registration No. 811-06281

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-lA

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]
                                                                      ---

                  Pre-Effective Amendment No.          [___]
                  Post-Effective Amendment No. 11      [ X ]
                                              ----      ---

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]
                                                                      ---

                               Amendment No.  12
                                             ----

                         LIQUID INSTITUTIONAL RESERVES
               (Exact name of registrant as specified in charter)
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                           DIANNE E. O'DONNELL, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                           New York, New York  10019
                    (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.
                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                          Washington, D.C.  20036-1800
                            Telephone (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
[___]     Immediately upon filing pursuant to Rule 485(b)
[ X ]     On September 1, 1998 pursuant to Rule 485(b)
 ---         -----------------
[___]     60 days after filing pursuant to Rule 485(a)(1)
[___]     On __________________ pursuant to Rule 485(a)(1)
[___]     75 days after filing pursuant to Rule 485(a)(2)
[___]     On ___________________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered:  Shares of Beneficial Interest.

                         LIQUID INSTITUTIONAL RESERVES
                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Cross Reference Sheets

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                         LIQUID INSTITUTIONAL RESERVES
                        Form N-lA Cross Reference Sheet


                   Part A Item No. and Caption                                 Prospectus Caption
      -----------------------------------------------------  ------------------------------------------------------
 1.   Cover Page                                             Cover Page

 2.   Synopsis                                               Highlights

 3.   Condensed Financial Information                        Financial Highlights; Performance Information

 4.   General Description of Registrant                      Investment Objectives and Policies; Highlights;
                                                             General Information

 5.   Management of the Fund                                 Investment Objectives and Policies; Management;
                                                             Purchases; Redemptions

 5A.  Management's Discussion of Fund Performance            Not Applicable

 6.   Capital Stock and Other Securities                     Purchases; Redemptions; Dividends and Taxes; General
                                                             Information

 7.   Purchase of Securities Being Offered                   Purchases; Redemptions; Management; Financial
                                                             Intermediaries

 8.   Redemption or Repurchase                               Purchases; Redemptions; Financial Intermediaries

 9.   Pending Legal Proceedings                              Not Applicable

                   Part B Item No. and Caption                    Statement of Additional Information Caption
      -----------------------------------------------------  ------------------------------------------------------
10.   Cover Page                                             Cover Page

11.   Table of Contents                                      Table of Contents

12.   General Information and History                        Not Applicable

13.   Investment Objectives and Policies                     Investment Policies and Restrictions

14.   Management of the Fund                                 Trustees and Officers; Principal Holders of Securities

15.   Control Persons and Principal Holders of Securities    Trustees and Officers; Principal Holders of Securities

16.   Investment Advisory and Other Services                 Investment Advisory, Administration and Distribution
                                                             Arrangements

17.   Brokerage Allocation                                   Portfolio Transactions

18.   Capital Stock and Other Securities                     Additional Information Regarding Redemptions

                   Part B Item No. and Caption                    Statement of Additional Information Caption
      -----------------------------------------------------  ------------------------------------------------------
19.   Purchase, Redemption and Pricing of Securities Being   Additional Information Regarding Redemptions;
      Offered                                                Valuation of Shares

20.   Tax Status                                             Taxes

21.   Underwriters                                           Investment Advisory, Administration and Distribution
                                                             Arrangements

22.   Calculation of Performance Data                        Calculation of Yield

23.   Financial Statements                                   Financial Statements


Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                         LIQUID INSTITUTIONAL RESERVES

     MONEY MARKET FUND GOVERNMENT SECURITIES FUND TREASURY SECURITIES FUND

            1285 AVENUE OF THE AMERICAS . NEW YORK, NEW YORK 10019

Professionally managed money market funds seeking:

  . High Current Income
  . High Liquidity
  . Preservation of Capital

Money Market Fund, Government Securities Fund and Treasury Securities Fund are series of Liquid Institutional Reserves, a Massachusetts business trust ("Trust"). Each Fund offers two separate classes of shares--Institutional shares and Financial Intermediary shares. Institutional shares are available for purchase primarily by institutional investors. Financial Intermediary shares are available for purchase by banks and other financial intermediaries for the benefit of their customers.

This Prospectus concisely sets forth information that a prospective investor should know about the Funds before investing. Please retain this Prospectus for future reference. A Statement of Additional Information dated September 1, 1998 (which is incorporated by reference herein) has been filed with the Securities and Exchange Commission ("SEC"or "Commission"). The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting the Funds, your PaineWebber Investment Executive or PaineWebber's correspondent firms, or by calling toll free 1-888-LIR-FUND. In addition, the Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding registrants that file electronically with the Commission.

AN INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

           Not FDIC insured. May lose value. No bank guarantee.


-------------------------------------------------------------------------------

  THE  SECURITIES AND EXCHANGE  COMMISSION HAS  NOT APPROVED OR  DISAPPROVED
     THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
        REPRESENTATION TO THE   CONTRARY IS A CRIMINAL OFFENSE.
                    PROSPECTUS DATED SEPTEMBER 1, 1998

                                   HIGHLIGHTS

  See elsewhere in the Prospectus for more information on the topics discussed in these highlights.

The Funds:
                    Professionally managed money market funds. The Funds are designed primarily for institutions as an economical and convenient means for the investment of short-term funds that they hold for their own account or hold or manage for others.

                    Each Fund offers investors the choice of investing in two separate classes of shares.

                    . Institutional shares are available for purchase primarily by institutional investors.

                    . Financial Intermediary shares are available for purchase solely by banks and other financial intermediaries for the benefit of their customers. Financial Intermediary shares bear all fees payable by the Funds to those financial intermediaries for certain services they provide to the beneficial owners of those shares.

                    See "Purchases," "Redemptions," "Financial Intermediaries" and "Valuation of Shares."

Investment
 Objectives and
 Policies:
                    The investment objective of each Fund is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments. Each Fund seeks to meet this objective by following different investment policies:

                    Money Market Fund invests in high quality money market instruments.

                    Government Securities Fund invests in short-term U.S. government securities, the interest income from which is generally exempt from state and local income taxation.

                    Treasury Securities Fund invests exclusively in securities issued by the U.S. Treasury, which are supported by the full faith and credit of the United States. The interest from these investments is generally exempt from state and local income taxation.

Net Assets at       Money Market Fund--$1.5 billion
 July 31, 1998:

                    Government Securities Fund--$90.1 million

                    Treasury Securities Fund--$178.8 million

Distributor and
 Investment
 Adviser:           PaineWebber Incorporated ("PaineWebber"). See "Management."


Sub-Adviser:        Mitchell Hutchins Asset Management Inc. ("Mitchell
                    Hutchins"). See "Management"

Purchases:          Shares may be purchased through PaineWebber, its
                    correspondent firms or through First Data Investor Services
                    Group, Inc., the Funds' transfer agent ("Transfer Agent").
                    See "Purchases."

Redemptions:        Shares may be redeemed through PaineWebber, its
                    correspondent firms or the Transfer Agent. See
                    "Redemptions."

Dividends:          Declared daily and paid monthly. All dividends are
                    automatically paid in Fund shares unless the shareholder elects instead to have dividends transmitted by federal funds wire to either a designated bank account or PaineWebber account. See "Dividends and Taxes."


Minimum Initial     $1,000,000 for Money Market Fund and Government Securities
 Purchase:          Fund (or in a combination of both) and $250,000 for
                    Treasury Securities Fund; no minimum for subsequent purchases. (Financial intermediaries may establish different minimums for their customers who purchase shares through them.)

Public Offering     Net asset value, which each Fund seeks to maintain at $1.00
 Price:             per share.

  WHO SHOULD INVEST. The Funds are designed primarily for institutions as an economical and convenient means for the investment of short-term funds that they hold for their own account or hold or manage for others. These institutions include corporations, banks, trust companies, insurance companies, investment counsellors, pension funds, employee benefit plans, professional firms, trusts, estates and educational, religious and charitable organizations. See "Purchases" and "Management."

  RISK FACTORS. There can be no assurance that any Fund will achieve its investment objective. While the types of money market securities in which each Fund invests generally are considered to have low risk of loss of principal or interest, these securities are not completely risk free. In addition, during periods when interest rates are declining or rising, a Fund's yield will tend to lag behind prevailing short-term market rates. Money Market Fund may invest in U.S. dollar-denominated securities of foreign issuers, which may present a greater degree of risk than investments in securities of domestic issuers. See "Investment Objectives and Policies" for more information about these and other risk factors.

  EXPENSES OF INVESTING IN THE FUNDS. The following tables are intended to assist investors in understanding the expenses associated with investing in each Fund.

                        SHAREHOLDER TRANSACTION EXPENSES
                                 FOR ALL FUNDS

Sales charge on purchases of shares........................................ None
Sales charge on reinvested dividends....................................... None
Redemption fee or deferred sales charge.................................... None

                        ANNUAL FUND OPERATING EXPENSES*
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                               GOVERNMENT SECURITIES FUND
                                                                                                           AND
                                                                        MONEY MARKET FUND       TREASURY SECURITIES FUND
                                                                   --------------------------- ---------------------------
                                                                                   FINANCIAL                   FINANCIAL
                                                                   INSTITUTIONAL INTERMEDIARY  INSTITUTIONAL INTERMEDIARY
                                                                      SHARES        SHARES        SHARES       SHARES**
                                                                   ------------- ------------- ------------- -------------
Management Fees (after fee waivers)..............................          0.20%         0.20%         0.20%         0.20%
Other Expenses:
 Shareholder Servicing Fees......................................   0.00%         0.25%         0.00%         0.25%
 Miscellaneous Expenses (after reimbursements)...................    .09%          .09%          .10%         0.10%
Total Other Expenses (after reimbursements)......................           .09%          .34%          .10%         0.35%
                                                                          ------        ------        ------        ------
Total Operating Expenses (after fee waivers and reimbursements)..           .29%          .54%          .30%         0.55%
                                                                          ======        ======        ======        ======

                      EXAMPLE OF EFFECT OF FUND EXPENSES*

  An investor would pay directly or indirectly the following expenses on a $1,000 investment in each Fund, assuming a 5% annual return:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Money Market Fund
  Institutional shares..........................  $ 3     $ 9     $16     $37
  Financial Intermediary shares.................  $ 6     $17     $30     $68
Government Securities Fund
  Institutional shares..........................  $ 3     $10     $17     $38
  Financial Intermediary shares.................  $ 6     $18     $31     $69
Treasury Securities Fund
  Institutional shares..........................  $ 3     $10     $17     $38
  Financial Intermediary shares.................  $ 6     $18     $31     $69

  This Example assumes that all dividends are reinvested and that the percentage amounts listed under Annual Fund Operating Expenses remain the same in the years shown. The above tables and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, any Fund's projected or actual performance.

  THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND EACH FUND'S ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The actual expenses of each Fund will depend upon, among other things, the level of average net assets and the extent to which each Fund incurs variable expenses, such as transfer agency costs, and the extent to which PaineWebber waives fees or reimburses a Fund for expenses.

                                              (footnotes on following page)

(footnotes from previous page)

   *Information in the expense table and the example reflect an agreement by PaineWebber and Mitchell Hutchins to waive 0.05% of the management fees and to reduce or otherwise limit the expenses of each Fund, on an annualized basis, to 0.30% and 0.55% of each Fund's average daily net assets for Institutional shares and Financial Intermediary shares, respectively. In the absence of this agreement, Money Market Fund's, Government Securities Fund's and Treasury Securities Fund's total operating expenses, stated as a percentage of average net assets, would have been 0.34%, 0.59% and 0.47%, respectively, for Institutional shares and 0.59%, 0.84% and 0.72%, respectively, for Financial Intermediary shares. Without this agreement, under the assumptions set forth in the example above, the expenses on a $1,000 investment in Money Market Fund, Government Securities Fund and Treasury Securities Fund at the end of one, three, five and ten years would have been $3, $11, $19 and $43; $6, $19, $33 and $74; and $15, $15, $26 and $59, respectively, for Institutional shares and would have been $6, $19, $33 and $74; $9, $27, $47 and $104; and $7, $23, $40
and $89, respectively, for Financial Intermediary shares. PaineWebber and Mitchell Hutchins do not anticipate that they will waive fees or reimburse expenses in the current fiscal year, except to the extent necessary to comply with the fee waiver and total expense limitation agreement described above.

  **No Financial Intermediary shares were outstanding during the last fiscal year of Government Securities Fund and Treasury Securities Fund. "Miscellaneous Expenses" for the Financial Intermediary shares of these two Funds have been estimated.

FINANCIAL HIGHLIGHTS

  The following tables provide investors with selected data and ratios for one share of each class of shares outstanding for each Fund for each of the peri-ods shown. Financial Intermediary shares were not outstanding during the fis-cal year ended April 30, 1998 for Government Securities Fund or Treasury Secu-rities Fund and were outstanding for only limited periods of time prior to that fiscal year for Money Market Fund and Government Securities Fund. This information is supplemented by the financial statements, accompanying notes and the unqualified report of Ernst & Young LLP, independent auditors, which appear in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 1998 and are incorporated by reference into the Statement of Addi-tional Information. The Funds' Annual Report to Shareholders may be obtained without charge by calling 1-888-LIR-FUND. The financial statements and notes, as well as the information in the tables below, relating to the fiscal years ended April 30, 1998, 1997 and 1996, have been audited by Ernst & Young LLP. The financial information for periods prior to 1996 was audited by another in-dependent accounting firm, whose reports thereon were unqualified.

                                                                     MONEY MARKET FUND
                        ------------------------------------------------------------------------------
                                          INSTITUTIONAL SHARES
                        --------------------------------------------------------------
                                           FOR THE YEARS ENDED                          FOR THE PERIOD
                                                APRIL 30,                               JUNE 3, 1991+
                        --------------------------------------------------------------        TO
                           1998        1997       1996     1995++     1994      1993    APRIL 30, 1992
                        ----------  ----------  --------  --------  --------  --------  --------------
Net asset value,
 beginning of
 period.........         $   1.00    $   1.00   $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                        ----------  ----------  --------  --------  --------  --------     --------
Net investment
 income.........             0.054       0.052     0.055     0.048     0.030     0.031        0.044
Net realized
 losses from
 investment
 transactions...               --          --        --     (0.008)      --        --           --
                        ----------  ----------  --------  --------  --------  --------     --------
Net increase
 from investment
 operations.....             0.054       0.052     0.055     0.040     0.030     0.031        0.044
                        ----------  ----------  --------  --------  --------  --------     --------
Dividends from
 net investment
 income.........            (0.054)     (0.052)   (0.055)   (0.048)   (0.030)   (0.031)      (0.044)
                        ----------  ----------  --------  --------  --------  --------     --------
Distributions
 from net
 realized gain
 from investment
 transactions...            (0.000)        --        --        --        --        --           --
                        ----------  ----------  --------  --------  --------  --------     --------
Total dividends
 and
 distributions
 to
 shareholders...            (0.054)     (0.052)   (0.055)   (0.048)   (0.030)   (0.031)      (0.044)
                        ----------  ----------  --------  --------  --------  --------     --------
Contribution to
 capital from
 predecessor
 adviser (1)....               --          --        --      0.008       --        --           --
                        ----------  ----------  --------  --------  --------  --------     --------
Net asset value,
 end of period..         $   1.00    $   1.00   $  1.00   $  1.00   $  1.00   $  1.00      $  1.00
                        ==========  ==========  ========  ========  ========  ========     ========
Total investment
 return (2).....             5.52%       5.33%     5.61%     4.91%     3.03%     3.16%        4.52%
                        ==========  ==========  ========  ========  ========  ========     ========
Ratios/Supplemental
 Data:
Net assets, end
 of period
 (000's)........        $1,591,789  $1,246,799  $421,878  $220,844  $254,281  $385,618     $335,868
Expenses to
 average net
 assets net of
 waivers/reimbursements
 from adviser...             0.29%       0.25%     0.31%     0.35%     0.33%     0.34%        0.30%*
Expenses to
 average net
 assets before
 waivers/reimbursements
 from adviser...             0.34%       0.30%     0.37%     0.37%     0.33%     0.36%        0.41%*
Net investment
 income to
 average net
 assets net of
 waivers/reimbursements
 from adviser...             5.38%       5.24%     5.47%     4.68%     2.96%     3.13%        4.76%*
Net investment
 income to
 average net
 assets before
 waivers/
 reimbursements
 from adviser...             5.33%       5.19%     5.41%     4.66%     2.96%     3.11%        4.65%*
                          FINANCIAL INTERMEDIARY SHARES**
                        --------------------------------------------------
                                                           FOR THE PERIOD
                         FOR THE PERIOD       FOR THE      MARCH 17, 1994+
                        JANUARY 14, 1998+    YEAR ENDED          TO
                        TO APRIL 30, 1998 APRIL 30, 1995++ APRIL 30, 1994
                        ----------------- ---------------- ---------------
Net asset value,
 beginning of
 period.........            $  1.00           $ 1.00           $ 1.00
                        ----------------- ---------------- ---------------
Net investment
 income.........               0.015            0.027            0.004
Net realized
 losses from
 investment
 transactions...                 --               --               --
                        ----------------- ---------------- ---------------
Net increase
 from investment
 operations.....               0.015            0.027            0.004
                        ----------------- ---------------- ---------------
Dividends from
 net investment
 income.........              (0.015)          (0.027)          (0.004)
                        ----------------- ---------------- ---------------
Distributions
 from net
 realized gain
 from investment
 transactions...                 --               --               --
                        ----------------- ---------------- ---------------
Total dividends
 and
 distributions
 to
 shareholders...              (0.015)          (0.027)          (0.004)
                        ----------------- ---------------- ---------------
Contribution to
 capital from
 predecessor
 adviser (1)....                 --               --               --
                        ----------------- ---------------- ---------------
Net asset value,
 end of period..            $  1.00           $ 1.00           $ 1.00
                        ================= ================ ===============
Total investment
 return (2).....               1.51%            3.10%            0.37%
                        ================= ================ ===============
Ratios/Supplemental
 Data:
Net assets, end
 of period
 (000's)........            $ 16,302              --           $ 9,000
Expenses to
 average net
 assets net of
 waivers/reimbursements
 from adviser...               0.54%*           0.60%*           0.58%*
Expenses to
 average net
 assets before
 waivers/reimbursements
 from adviser...               0.59%*           0.62%*           0.58%*
Net investment
 income to
 average net
 assets net of
 waivers/reimbursements
 from adviser...               5.13%*           4.17%*           2.93%*
Net investment
 income to
 average net
 assets before
 waivers/
 reimbursements
 from adviser...               5.07%*           4.15%*           2.93%*

-------

   + Issuance of shares.
 ++ Sub-advisory functions for the Fund were transferred from Kidder Peabody
    Asset Management, Inc. to Mitchell Hutchins on January 30, 1995.
   * Annualized

 ** For the period May 1, 1997 to January 13, 1998, for the years ended April
    30, 1996 and 1997 and for the period December 24, 1994 to April 30, 1995 there were no outstanding Financial Intermediary shares of Money Market Fund. For the years ended April 30, 1996, 1997 and 1998 and for the period from March 22, 1995 to April 30, 1996 there were no outstanding Financial Intermediary shares of Government Securities Fund.
(1) Kidder Peabody Asset Management, Inc., the Funds' predecessor investment adviser and administrator, purchased certain of Money Market Fund's and Government Securities Fund's variable rate securities on July 6, 1994 at prices equal to the securities' amortized cost plus accrued and unpaid in-terest. Since the purchases were made at prices above the securities' cur-rent fair value, the Funds recorded a contribution to capital.

(2) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.

                            GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------
                                                                            FINANCIAL
                                                                           INTERMEDIARY
                       INSTITUTIONAL SHARES                                  SHARES**
------------------------------------------------------------------------ ----------------
                FOR THE YEARS ENDED                       FOR THE PERIOD  FOR THE PERIOD
                     APRIL 30,                            JUNE 3, 1991+   JULY 12, 1994+
--------------------------------------------------------        TO              TO
  1998      1997      1996    1995++    1994      1993    APRIL 30, 1992 APRIL 30, 1995++
--------  --------  --------  -------  -------  --------  -------------- ----------------
 $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00    $ 1.00       $ 1.00         $ 1.00
--------  --------  --------  -------  -------  --------     --------        -------
   0.052     0.051     0.053    0.048    0.029     0.031        0.044          0.032
     --        --      0.001   (0.008)     --        --           --             --
--------  --------  --------  -------  -------  --------     --------        -------
   0.052     0.051     0.054    0.040    0.029     0.031        0.044          0.032
--------  --------  --------  -------  -------  --------     --------        -------
  (0.052)   (0.051)   (0.054)  (0.047)  (0.029)   (0.031)      (0.044)        (0.032)
--------  --------  --------  -------  -------  --------     --------        -------
--------  --------  --------  -------  -------  --------     --------        -------
--------  --------  --------  -------  -------  --------     --------        -------
     --        --        --     0.007      --        --           --             --
--------  --------  --------  -------  -------  --------     --------        -------
 $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00    $ 1.00       $ 1.00         $ 1.00
========  ========  ========  =======  =======  ========     ========        =======
   5.32%     5.20%     5.50%    4.61%    2.97%     3.13%        4.46%          3.31%
========  ========  ========  =======  =======  ========     ========        =======
$100,140  $106,843  $ 43,770  $54,903  $84,209  $102,611     $144,853            --
   0.30%     0.30%     0.32%    0.35%    0.35%     0.34%        0.30%*         0.60%*
   0.59%     0.53%     0.56%    0.47%    0.37%     0.36%        0.41%*         0.72%*
   5.21%     5.09%     5.52%    4.75%    2.95%     3.11%        4.63%*         4.58%*
   4.91%     4.86%     5.28%    4.63%    2.93%     3.09%        4.52%*         4.46%*
                            GOVTREASURY SECURITIES FUNDERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------
                       INSTITUTIOINSTITUTIONAL SHARESNAL SHARES
----------------------------------------------------------------------------------
                FOR THE YEFOR THE YEARS ENDEDARS ENDED              FOR THE PERIOD
                     APRIL 30, APRIL 30,                             DECEMBER 6,
-------------------------------------------------------------------    1991+ TO
  1998      1998      1997     1996     1995++    1994      1993    APRIL 30, 1992
--------- --------- --------- -------- --------- -------- --------- --------------
 $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00    $ 1.00       $ 1.00
--------- --------- --------- -------- --------- -------- --------- --------------
   0.052     0.051     0.049    0.048     0.049    0.028     0.029        0.016
     --        --        --     0.003    (0.002)     --        --           --
--------- --------- --------- -------- --------- -------- --------- --------------
   0.052     0.051     0.049    0.051     0.047    0.028     0.029        0.016
--------- --------- --------- -------- --------- -------- --------- --------------
  (0.052)   (0.051)   (0.049)  (0.051)   (0.047)  (0.028)   (0.029)      (0.016)
--------- --------- --------- -------- --------- -------- --------- --------------
--------- --------- --------- -------- --------- -------- --------- --------------
--------- --------- --------- -------- --------- -------- --------- --------------
     --        --        --       --        --       --        --           --
--------- --------- --------- -------- --------- -------- --------- --------------
 $ 1.00    $ 1.00    $ 1.00   $ 1.00    $ 1.00   $ 1.00    $ 1.00       $ 1.00
========= ========= ========= ======== ========= ======== ========= ==============
   5.32%     5.23%     5.02%    5.23%     4.75%    2.87%     2.89%        1.62%
========= ========= ========= ======== ========= ======== ========= ==============
$100,140  $179,708  $ 65,893  $19,624  $ 23,762  $38,602  $  8,064     $ 15,003
   0.30%     0.30%     0.30%    0.32%     0.22%    0.18%     0.33%        0.06%*
   0.59%     0.47%     0.72%    0.94%     0.84%    0.76%     1.10%        2.05%*
   5.21%     5.09%     4.97%    5.71%     5.51%    3.66%     3.65%        5.88%*
   4.91%     4.92%     4.56%    5.09%     4.89%    3.08%     2.88%        3.89%*

INVESTMENT OBJECTIVES AND POLICIES

  The investment objective of each Fund is to earn high current income to the extent consistent with the preservation of capital and the maintenance of li-quidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments. Each Fund seeks to meet this objective by following different investment policies.

  Each Fund seeks to maintain a dollar-weighted average portfolio maturity of 90 days or less. All securities in which each Fund invests have or are deemed to have remaining maturities of 397 days or less on the date of purchase.



MONEY MARKET FUND

  Money Market Fund invests in high quality, short-term, U.S. dollar-denomi-nated money market instruments of U.S. and foreign issuers. These instruments include government securities, obligations of banks, commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, corporate bonds and notes, variable and floating rate securi-ties, variable amount master demand notes, and participation interests or re-purchase agreements involving any of the foregoing securities. Participation interests are pro rata interests in securities held by others.

  The U.S. government securities in which Money Market Fund may invest include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies and instrumentalities, including securities that are supported by the full faith and credit of the
United States (such as Government National Mortgage Association certificates ("GNMAs")), securities supported primarily or solely by the creditworthiness of the issuer (such as securities of the Resolution Funding Corporation and the Tennessee Valley Authority) and securities that are supported primarily or solely by specific pools of assets and the creditworthiness of a U.S. govern-ment-related issuer (such as mortgage-backed securities issued by Fannie Mae, also known as the Federal National Mortgage Association).

  Money Market Fund may invest in obligations (including certificates of de-posit, bankers' acceptances and similar obligations) of U.S. and foreign banks having total assets in excess of $1.5 billion at the time of purchase. The Fund may invest in non-negotiable time deposits of U.S. banks, savings associ-ations and similar depository institutions having total assets in excess of $1.5 billion at the time of purchase only if the time deposits have maturities of seven days or less.

  The securities purchased by Money Market Fund consist only of obligations that are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act"). As so defined, First Tier Securities include securities that are rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("NRSROs") or by a single NRSRO if only one NRSRO has assigned the obligation a short-term rating. The Fund also may rely on the short-term rating and credit quality of a guarantee of a security (including bond insurance, letters of credit or un-conditional demand features) or the issuer of the guarantee to determine whether the security is eligible for purchase. First Tier Securities also in-clude unrated securities if Mitchell Hutchins has determined the obligations to be of comparable quality to rated securities that so qualify. The Fund gen-erally may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued by the U.S. government, its agen-cies and instrumentalities).

GOVERNMENT SECURITIES FUND

  Government Securities Fund invests in U.S. government securities, the inter-est income from which is generally exempt from state and local income taxa-tion. The Fund intends to emphasize investments in securities eligible for this exemption in the maximum number of states. Securities generally eligible for this exemption include those issued by the U.S. Treasury and those issued by certain agencies, authorities or instrumentalities of the U.S. government, including the Federal Home Loan Banks, Federal Farm Credit Banks Funding Corp. and SLM Holding Corp. (formerly known as the Student Loan Marketing Associa-tion). The Fund seeks to invest substantially all of its assets in securities with these characteristics. Under extraordinary circumstances, however, such as when securities with those characteristics are unavailable at prices deemed reasonable by Mitchell Hutchins, the Fund may temporarily hold cash or invest in other U.S. government securities, such as GNMAs and those issued by Freddie Mac, also known as the Federal Home Loan Mortgage Corporation, and the Small

Business Administration. The Fund may acquire any of the above securities on a forward commitment or when-issued basis. The Fund will not enter into repur-chase agreements.

  Each investor should consult its own tax advisor to determine whether dis-tributions from Government Securities Fund derived from interest on its port-folio securities are exempt from state income taxation in the investor's own state.

TREASURY SECURITIES FUND

  Treasury Securities Fund invests exclusively in securities issued by the U.S. Treasury, which are supported by the full faith and credit of the United States. The interest income on these securities is generally exempt from state and local income taxation. The Fund may acquire any of these securities on a forward commitment or when-issued basis. The Fund will not enter into repur-chase agreements.

OTHER INVESTMENT POLICIES AND RISK FACTORS

  U.S. GOVERNMENT SECURITIES. Money Market Fund may also acquire custodial re-ceipts that evidence ownership of future interest payments, principal payments or both that have been "stripped" from certain U.S. Treasury notes or bonds. These custodial receipts are known by various names, including "Treasury In-vestment Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). Each Fund may also invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Trea-sury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest com ponents are individually numbered and separately issued by the U.S. Treasury. The staff of the SEC currently takes the position that interests in "stripped" U.S. government securities that are not part of the STRIPS program are not U.S. government securities.

  COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Money Market Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The Fund may also purchase non-convertible debt obligations with no more than 397 days remaining to maturity at the time of purchase. Short-term obligations issued by trusts or special purpose entities may include cer-tificates or notes that represent participations in or are backed by pools of mortgages or credit card, automobile or other types of receivables or finan-cial assets.

  VARIABLE AND FLOATING RATE SECURITIES. Money Market Fund and Government Securities Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, Money Market Fund may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if they are subject to a demand feature exercisable within 13 months or less. The yield on these securities is adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. A demand feature gives a Fund the right to tender them back to the issuer or a remarketing agent and receive the amortized cost of the security plus accrued interest prior to maturity. The demand feature may be backed by letters of credit or other liquidity support arrangements provided by banks or other financial institutions, whose credit standing affects the credit quality of the obligation. Changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

  VARIABLE AMOUNT MASTER DEMAND NOTES. Securities purchased by Money Market Fund may include variable amount master demand notes, which are unsecured re-deemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the Fund and the issuer. The principal amount of these notes may be increased from time to time by the par-ties (subject to specified maximums) or decreased by the Fund or the issuer. These notes are payable on demand and may or may not be rated.

  REPURCHASE AGREEMENTS. Money Market Fund may enter into repurchase agree-ments with U.S. banks and dealers with respect to any security in which that Fund is authorized to invest, except that securities subject to repurchase agreements may have maturities in excess of 13 months. Repurchase agreements are transactions in which the Fund purchases obligations from banks, securities dealers or their respective affiliates and simultaneously commits to resell the obligations to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund main-tains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such ob-ligations.

  Repurchase agreements carry certain risks not associated with direct invest-ments in securities, including possible decline in the market value of the un-derlying obligations. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the counterparty or a guarantor becomes insolvent, Money Market Fund may suffer delays, costs and possible losses in connection with the disposition of the collateral. The Fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimal credit risks in accordance with guidelines established by the board.

  PURCHASE AND SALE TRANSACTIONS. The counterparty in a simultaneous purchase and sale transaction with a Fund agrees to buy from the Fund the same or a similar security to the security it is selling to the Fund at a mutually agreed-upon time and price. The difference between the purchase cost and sale proceeds (which includes the accrued interest on the security) determines the yield during the term of the transaction. The Fund does not have the right to require the counterparty to provide additional collateral if the market value of the securities purchased by the Fund falls below the price at which the se-curities are to be sold to the counterparty. In addition, in purchase and sale transactions, full legal title to the securities sold to a Fund is transferred to the Fund. If the counterparty defaults, the Fund's return on the transac-tion is determined by the difference between the market value of the security bought by the Fund and the amount paid by the Fund, plus related accrued in-terest. The Fund would have rights against a defaulting counterparty for breach of contract with respect to any losses that result from those market fluctuations.

  FOREIGN SECURITIES. Money Market Fund's investments in U.S. dollar-denomi-nated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable polit-ical and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental re-strictions that might affect the payment of principal or interest on the Fund's portfolio securities. Additionally, there may be less publicly avail-able information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

  RISKS OF MONEY MARKET INSTRUMENTS. While the types of money market instru-ments in which each Fund invests generally are considered to have low risk of loss of principal or interest, they are not completely risk free. An issuer or guarantor may be unable or unwilling to pay interest or repay principal on its obligations for many reasons, including adverse changes in its own financial condition or in economic conditions generally.

  During periods when interest rates are declining or rising, a Fund's yield will tend to lag behind prevailing short-term market rates. This means that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing short-term market rates, and in periods of rising in-terest rates its yield generally will be somewhat lower. Also, when interest rates are falling, net cash inflows from the continuous sale of a Fund's shares are likely to be invested in portfolio instruments that produce lower yields than the balance of its portfolio, thereby reducing its yield. In peri-ods of rising interest rates the opposite can be true.

  LENDING OF PORTFOLIO SECURITIES. Each Fund may lend its securities to quali-fied broker-dealers or institutional investors in an amount up to 33 1/3% of the Fund's total assets. Lending securities enables the Funds to earn addi-tional income, but could result in a loss or delay in recovering these securi-ties.

  ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets in il-liquid securities. These include repurchase agreements maturing in more than seven days and securities whose disposition is restricted under the federal securities laws, other than those that Mitchell Hutchins has determined to be liquid pur-suant to guidelines established by the board. The Funds do not consider secu-rities that are eligible for resale under SEC Rule 144A to be illiquid if Mitchell Hutchins has determined them to be liquid in accordance with proce-dures approved by the board.

  WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a "when-issued" or forward commitment basis, that is, for delivery beyond the normal settle-ment date at a stated price and yield. A Fund generally would not pay for such securities or start earning interest on them until they are received. However, when a Fund purchases securities on a when-issued basis, it immediately as-sumes the risks of ownership, including the risk of price fluctuation. Failure by the issuer to deliver a security purchased on a when-issued basis may re-sult in a loss or missed opportunity to make an alternative investment.

  OTHER INVESTMENT POLICIES. Each Fund may borrow money from banks for tempo-rary purposes in an aggregate amount not exceeding 33 1/3% of the value of its total assets. The costs associated with borrowing money may reduce a Fund's net income. Money Market Fund may invest up to 10% of its total assets in the securities of other money market funds.

  A Fund's investments in securities with remaining maturities in excess of 13 months, such as variable and floating rate securities and variable amount mas-ter demand notes, must comply with conditions established by the SEC under which these securities may be considered to have remaining maturities of 13 months or less.

  In managing each Fund's portfolio, Mitchell Hutchins may employ a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the composition and the weighted average maturity of each Fund's portfolio based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins may also seek to improve a Fund's yield by purchasing or selling se-curities to take advantage of yield disparities among similar or dissimilar money market instruments that regularly occur in the money markets.

  New forms of money market instruments continue to be developed. Each Fund may invest in such instruments to the extent consistent with its investment objective.

  A Fund's investment objective may not be changed without the approval of its shareholders. Certain other investment limitations, as described in the State-ment of Additional Information, also may not be changed without shareholder approval. All other investment policies may be changed by the board without shareholder approval.

  YEAR 2000 RISK. Like other mutual funds, financial and business organizations around the world, a Fund could be adversely affected if the computer systems used by Mitchell Hutchins, other service providers and entities with computer systems that are linked to that Fund's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on a Fund.

PURCHASES

  The Funds accept the settlement of purchase orders only in available federal funds. ("Federal funds" are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of an-other bank in one day and thus may be made immediately available to a Fund through its custodian.)

  Each Fund offers investors the choice of investing in two separate classes of shares--Institutional shares and Financial Intermediary shares. Institu-tional shares in each Fund are available for purchase by institutional invest-ors, and, at the discretion of PaineWebber, for purchase by individuals or other entities. Financial Intermediary shares in each Fund are available for purchase only by banks and other financial intermediaries for the benefit of their customers. Financial Intermediary shares bear all fees pay-able by the Fund to those financial intermediaries for certain services they provide to the beneficial owners of these shares.

  The minimum initial investment is $1,000,000 in Money Market Fund or Govern-ment Securi-ties Fund (or in a combination of both) and $250,000 in Treasury Securities Fund. These minimums may be waived at the discretion of PaineWebber or the Trust. Financial intermediaries purchasing shares for the accounts of their customers may set a higher or lower minimum for their customers, provided that when their customers' shareholdings are aggregated, the above noted minimum investment levels are met. There is no minimum subsequent investment, except that certain financial intermediaries may establish minimums for subsequent investments by their customers. Investors interested in purchasing Financial Intermediary shares should consult their financial institutions concerning any initial or subsequent minimum investment requirements.

  Shares of the Funds are offered for sale, without a sales charge, at the net asset value per share next determined after receipt and acceptance of a pur-chase order by the Transfer Agent, subject to timely receipt of federal funds as provided below. An investor can place a purchase order up until 2:30 p.m. (Eastern time) for Money Market Fund and 12:00 noon (Eastern time) for Govern-ment Securities Fund and Treasury Securities Fund by telephoning the Transfer Agent at 1-888-LIR-FUND and speaking with a representative. Investors may also place an order through a PaineWebber Investment Executive or correspondent firm who must then relay the order to the Transfer Agent by the times noted above. For the purchase of Fund shares to be effected on that Business Day, the investor must wire federal funds to the Trust's bank account, care of the Transfer Agent, and that wire must be credited to that bank account by a Fed-eral Reserve Bank on that Business Day. Otherwise, the order will be executed as of such times on the following Business Day if federal funds have been re-ceived on that Business Day. Purchase orders may be initiated by any autho-rized party on the account, including the shareholder's PaineWebber Investment Executive. A "Business Day" is any day on which the Massachusetts offices of the Trust's custodian, State Street Bank and Trust Company ("Custodian"), and the Transfer Agent, and the New York City offices of PaineWebber and PaineWebber's bank are all open for business.

  The Trust and PaineWebber reserve the right to reject any purchase order and to suspend the offering of the Funds shares for a period of time.

  The availability of Fund shares to customers of PaineWebber's correspondent firms may vary depending on the arrangements between PaineWebber and such firms.

  Investors who are purchasing shares should instruct their banks to transfer federal funds by wire. Wire transfers should be directed to:

      Mitchell Hutchins Institutional Funds c/o The Bank of New York

                          CR DDA A/C #8900337516

                            FFC PW A/C #
             [insert PaineWebber account name and account number]

                              ABA #021000018

  Unless the investor otherwise specifies, all shares purchased will be Insti-tutional shares.

  REMOTE TRADE ENTRY. At its discretion, the Trust may offer eligible institu-tional investors who meet certain conditions an electronic trade order entry
(RTE) capability. For more information on this option, please contact your PaineWebber Investment Executive or the Transfer Agent at 1-888-LIR-FUND. PaineWebber and/or an investor's bank may impose a service charge for wire transfers.

EXCHANGES

  Shareholders may exchange shares of one Fund for shares of the same class of Money Market Fund, Government Securities Fund or Treasury Securities Fund or Mitchell Hutchins LIR Select Money Fund (which has a $10,000,000 minimum for initial purchases, including through exchanges, and a $100,000 minimum for subsequent purchases) based on the next determined net asset value per share. Exchange orders are accepted up until 12:00 noon (Eastern time) for each Fund (2:30 p.m., Eastern time, for exchanges from Money Market Fund into Mitchell Hutchins LIR Select Money Fund). Exchange orders received after these times are executed on the next Business Day. If a shareholder exchanges all his or her Fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.

  Shareholders may place exchange orders by telephoning the Transfer Agent at 1-888-LIR-FUND and speaking with a representative. Investors may also place an exchange order through a PaineWebber Investment Executive or correspondent firm, who must then relay the order to the Transfer Agent as noted above. Ex-
change or     -
ders may be initiated by any authorized party on a shareholder's account, in-cluding the shareholder's PaineWebber Investment Executive.

  Exchange transactions must meet the minimum initial investment of the new fund. There is no minimum for subsequent exchanges between fund accounts once they have been activated except as noted above.

  The exchange privilege may be modified or terminated at any time and, when required by SEC rules, on 60 days notice. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized.

REDEMPTIONS

  Shareholders may redeem all or any portion of the shares in their accounts at any time at the net asset value per share next computed after the receipt of a redemption request in proper form by the Transfer Agent. Redemption or-ders are accepted each Business Day up until 2:30 p.m. (Eastern time) for Money Market Fund and up until 12:00 noon (Eastern time) for Government Secu-rities Fund and Treasury Securities Fund by telephoning the Transfer Agent at 1-888-LIR-FUND and speaking with a representative. Investors may also place an order through a PaineWebber Investment Executive or correspondent firm, who must then relay the order to the Transfer Agent by the times noted above. Re-demption orders may be initiated by any authorized party on a shareholder's account, including the shareholder's PaineWebber Investment Executive. Redemp-tion proceeds will be paid by federal funds wired to one or more of the bank accounts that have been designated by the shareholder, normally on the Busi-ness Day the redemption request is accepted. If a shareholder redeems all the shares owned, dividends accrued for the month to date will be paid in federal funds and wired at the same time to the bank account(s) designated by the shareholder.

  Redemption requests will be processed by the Transfer Agent and a wire will be initiated. However, receipt by the shareholder's designated bank account may be delayed if a Federal Reserve Bank is experiencing delays in transfers of funds. Neither a Fund nor the Transfer Agent is responsible for the perfor-mance of a shareholder's receiving bank or any of its intermediaries.

  A properly completed account application with signature guaranteed or other authentication acceptable to the Transfer Agent must be on file with the Transfer Agent before a redemption request can be processed. The application requires that the shareholder designate the bank account(s) or PaineWebber ac-count to which redemption proceeds should be wired. Any change in the account designated must be submitted in a form deemed acceptable by the Transfer Agent. If the information provided by a shareholder in a redemption request does not correspond to the information on the application, the Transfer Agent will not effect the transaction.

  ADDITIONAL INFORMATION ON REDEMPTIONS. Shareholders with questions about re-demption requirements should consult their PaineWebber Investment Executives, correspondent firms or the Transfer Agent at 1-888-LIR-FUND. Shareholders will earn dividends on redeemed shares up to (but not including) the day of redemp-tion. The redemption price may be more or less than the purchase price, de-pending on the market value of a Fund's portfolio; however, each Fund antici-pates that its net asset value per share will normally be $1.00 per share. See "Valuation of Shares."

  There is no minimum amount for redemptions.

  ADDITIONAL INFORMATION ON FINANCIAL INTERMEDIARY SHARES. Each Fund's shares are sold and redeemed without charge by the Fund. Financial intermediaries purchasing or holding Financial Intermediary shares for their customer ac-counts may charge customers for cash management and other services provided in connection with their accounts, including, for instance, account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to beneficial owners of Financial In-termediary shares will be lower than those on Institutional shares by the amount of fees paid by a Fund for services provided by financial intermediar-ies through which those shares are purchased and held. See "Financial In termediaries." A customer should consider the terms of his or her account with a financial intermediary before purchasing shares. A financial intermediary purchasing or redeeming shares on behalf of its customers is responsible for transmitting orders to the Transfer Agent in accordance with its customer agreements and the procedures noted above.

VALUATION OF SHARES

  Each Fund uses its best efforts to maintain its net asset value at $1.00 per share. Each Fund's net asset value per share is determined by dividing the value of its investments and other assets minus its liabilities by the number of Fund shares outstanding. The net asset value per share for Money Market Fund is determined twice each Business Day at 12:00 noon and 2:30 p.m. (East-ern time). The net asset value per share for Government Securities Fund and Treasury Securities Fund is determined once each Business Day at 12:00 noon (Eastern time).

  Each Fund values its portfolio securities using the amortized cost method of valuation, under which market value is approximated by amortizing the differ-ence between the acquisition cost and value at maturity of an instrument on a straight-line basis over its remaining life. All cash, receivables and current payables are carried at their face value. Other assets are valued at fair value as determined in good faith by or under the direction of the board.

DIVIDENDS AND TAXES

  DIVIDENDS. Each Business Day, each Fund declares as dividends all of its net investment income. Shares are entitled to receive dividends beginning on the date the purchase order is accepted; dividends are accrued to shareholder ac-counts daily and are paid on the last Business Day of the month or upon re-demption of a shareholder's entire Fund account. Dividends are automatically paid in additional Fund shares unless the shareholder elects instead to have dividends transmitted by federal funds wire to either a designated bank ac-count or PaineWebber account. A shareholder must notify the Transfer Agent in writing in a form deemed acceptable by the Transfer Agent at least two Busi-ness Days prior to the end of the month if the shareholder wishes to change this election with respect to a particular monthly dividend. Shares do not earn dividends on the day of redemption.

  Each Fund distributes its net short-term capital gain, if any, annually but may make more fre-quent distributions of such gain if necessary to maintain its net asset value per share at $1.00 or to avoid income or excise taxes. The Funds do not expect to realize net long-term capital gain and thus do not an-ticipate payment of any long-term capital gain distributions. Dividends paid on both classes of shares are calculated at the same time and in the same man-ner. Dividends on Institutional shares are expected to be higher than those paid on Financial Intermediary shares because of the higher expenses borne by the Financial Intermediary shares.

  TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code so that it will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) that it distributes to its shareholders.

  Dividends from a Fund's investment company taxable income (whether paid in cash or in additional Fund shares) are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. The Funds' dividends will not qualify for the dividends-received deduc-tion for corporations.

  Some states and localities exempt from their income taxes the portions of a Fund's dividends that are attributable to interest on U.S. Treasury securities and certain other U.S. government securities. Dividends attributable to earn-ings on repurchase agreements and securities loans are, as a general rule, not eligible for that exemption.

  Each Fund notifies its shareholders following the end of each calendar year of the tax status of all distributions paid (or deemed paid) during that year. The notice sent by each Fund specifies the portions of their dividends that are attributable to interest on U.S. Treasury securities and other U.S. gov-ernment securities that is generally exempt from state and local income taxes.

  Each Fund is required to withhold 31% of all taxable dividends payable to any individuals and certain other noncorporate shareholders who (1) do not provide the Fund or PaineWebber with a correct taxpayer identification number or (2) otherwise are subject to backup withholding.

  ADDITIONAL INFORMATION. The foregoing is only a summary of some of the im-portant federal, state and local income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for a further discussion. There may be other federal, state and local tax con-siderations applicable to a particular investor. Prospective shareholders are urged to consult their tax advisers.

MANAGEMENT

  The board, as part of its overall management responsibility, oversees vari-ous organizations responsible for the Funds' day-to-day management. PaineWebber, the Funds' investment adviser and administrator, provides a con-tinuous investment program for each Fund and supervises all aspects of its op-erations. As sub-adviser to the Funds, Mitchell Hutchins makes and implements investment decisions and, as sub-administrator, is responsible for the day-to-day administration of the Funds.

  PaineWebber receives a monthly fee for these services. For the fiscal year ended April 30, 1998, the advisory and administration fees payable to PaineWebber by each Fund were equal to 0.25% of the Fund's average daily net assets. PaineWebber has undertaken to waive 0.05% of its fees and to maintain each Fund's total annual operating expenses at a level not exceeding 0.30% and 0.55% of the Fund's average daily net assets annually for Institutional shares and Financial Intermediary shares, respectively. After PaineWebber's waiver of a portion of the fees and/or expense reimbursements for the fiscal year ended April 30, 1998, Money Market Fund's, Government Securities Fund's and Treasury Securities Fund's total expenses for their Institutional shares represented 0.29%, 0.30% and 0.30%, respectively, of their average net assets and Money Market Fund's total expenses for its Financial Intermediary shares represented 0.54% of its average net assets. No Financial Intermediary shares of the other Funds were outstanding during that period. PaineWebber (not the Funds) pays Mitchell Hutchins a fee for its sub-advisory and sub-administration services, at an annual rate of 50% of the fee received by PaineWebber from each Fund for advisory and administrative services.

  In accordance with procedures adopted by the Funds' board, each Fund may pay fees to PaineWebber for its services as lending agent in its portfolio securities lending program. Mitchell Hutchins investment personnel may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

  PaineWebber and Mitchell Hutchins are located at 1285 Avenue of the Ameri-cas, New York, New York 10019. Mitchell Hutchins is a wholly owned asset man-agement subsidiary of PaineWebber, which is in turn wholly owned by Paine Web-ber Group Inc., a publicly owned financial services holding company. At July 31, 1998, PaineWebber or Mitchell Hutchins was investment adviser or sub-ad-viser to 32 registered investment companies with 69 separate portfolios and aggregate assets in excess of $40.5 billion.

  PaineWebber is the distributor of each Fund's shares.

FINANCIAL INTERMEDIARIES

  Financial intermediaries, such as banks and savings associations, may pur-chase Financial Intermediary shares for the accounts of their customers. The Trust has adopted a shareholder services plan ("Plan") with respect to Finan-cial Intermediary shares. PaineWebber implements the Plan on behalf of the Trust by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Interme-diary shares.

  Under the Plan, each Fund pays PaineWebber an annual fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, PaineWebber pays an identical fee to the financial in-termediary for providing the support services to its customers specified in the service agreement. These services, which are described in greater detail in the Statement of Additional Information under "Other Information--Financial Intermediaries," may include: aggregating and processing pur-chase and redemp-tion requests from customers and placing net purchase and redemption orders with PaineWebber; providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; processing dividend pay-ments on behalf of customers; providing information periodically to customers showing their positions in Financial Intermediary shares; arranging for bank wires; responding to customer inquiries relating to the services performed by the financial intermediary; providing sub-accounting with respect to Financial
Intermediary shares beneficially owned by customers or the informa     -
tion necessary for sub-accounting; forwarding shareholder communications from a Fund to customers, if required by law; and such other similar services as the Trust may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations.

  Under the terms of the service agreements, financial intermediaries are re-quired to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with PaineWebber in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

  Should future legislative, judicial or administrative action prohibit or re-strict the activities of banks serving as financial intermediaries in connec-tion with the provision of support services to their customers, the Trust and PaineWebber might be required to alter or discontinue their arrangements with financial intermediaries and change their method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.

  Conflict of interest restrictions may apply to a financial institution's re-ceipt of compensation from a Fund through PaineWebber under a service agree-ment resulting from fiduciary funds being invested in Financial Intermediary shares. Before investing fiduciary funds in Financial Intermediary shares, fi-nancial intermediaries, including investment advisers and other money manag-ers under the jurisdiction of the SEC, the Department of Labor or state secu-rities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

PERFORMANCE INFORMATION

  From time to time each Fund may advertise its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund is the income on an invest-ment in that Fund over a specified seven-day period. This income is then "annualized" (that is, assumed to be earned each week over a 52-week period) and shown as a percentage of the investment. The "effective yield" is calcu-lated similarly, but when annualized the income earned is assumed to be rein-vested. The "effective yield" will be higher than the "yield" because of the compounding effect of this assumed reinvestment.

  Current yield and effective yield are calculated separately for Institu-tional shares and Financial Intermediary shares. Since holders of Financial Intermediary shares bear all service fees for the services rendered by finan-cial intermediaries, the net yield on Financial Intermediary shares can be ex-pected at any given time to be approximately 0.25% lower than the net yield on Institutional shares. Any additional fees directly assessed by financial in-termediaries will have the effect of further reducing the net yield realized by a beneficial owner of Financial Intermediary shares.

  Each Fund may also advertise other performance data, which may consist of the annual or cumulative return (including realized net short-term capital gain, if any) earned on a hypothetical investment in the Fund since it began operations or for shorter periods. This return data may or may not assume re-investment of dividends (compounding).

GENERAL INFORMATION

  The Trust is registered as an open-end management investment company and was organized as a business trust under the laws of the Commonwealth of Massachu-setts by Declaration of Trust dated February 14, 1991. The board has authority to issue an unlimited number of shares of beneficial interest of separate se-ries, par value $0.001 per share.

  Each share of a Fund has equal voting, dividend and liquidation rights, ex-cept that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and enjoy exclusive voting rights on matters relating to these services and fees.

  The Trust does not hold annual shareholder meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders.

  Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a trustee by vote cast in person or by proxy at a meeting called for that purpose. The trustees are required to call a meeting of shareholders of the Trust for the purposes of voting upon the question of removal of any trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Trust's outstanding shares.

  Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumula-tive and, as a result, the holders of more than 50% of the shares of the Trust may elect all of its trustees. The shares of each Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the securities is required by law. Financial intermediaries holding shares for their own ac-counts must undertake to vote the shares in the same proportions as the vote of shares held for their customers.

  CERTIFICATES. To avoid additional operating expenses and for investor conve-nience, share certificates are not issued. Ownership of shares of each Fund is recorded on a share register by the Transfer Agent, and shareholders have the same rights of ownership with respect to such shares as if certificates had been issued.

  REPORTS. Shareholders receive audited annual and unaudited semiannual finan-cial statements of the Funds. All purchases and redemptions of Fund shares are confirmed to shareholders at least quarterly.

  CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, One Heri-tage Drive, North Quincy, Massachusetts 02171, is custodian of the Trust's as-sets. First Data Investor Services Group, Inc., whose principal business ad-dress is 4400 Computer Drive, Westborough, Massachusetts 01581-5159, is the Trust's transfer and dividend disbursing agent.

                            MITCHELL HUTCHINS'

                      LIQUID INSTITUTIONAL RESERVES

                            MONEY MARKET FUND

                        GOVERNMENT SECURITIES FUND

                         TREASURY SECURITIES FUND

                            SEPTEMBER 1, 1998


INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PRO-VIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

                                  [LOGO]

                         LIQUID INSTITUTIONAL RESERVES
                               MONEY MARKET FUND
                          GOVERNMENT SECURITIES FUND
                           TREASURY SECURITIES FUND

             1285 AVENUE OF THE AMERICAS NEW YORK, NEW YORK 10019

                      STATEMENT OF ADDITIONAL INFORMATION

  Liquid Institutional Reserves ("Trust") is a no-load, open-end investment company offering shares in three separate, diversified, money market funds ("Funds"). Each Fund seeks high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar-denominated money market instruments. The investment adviser, administrator and distributor of each Fund is PaineWebber Incorporated ("PaineWebber"); the sub-adviser and sub-administrator of each Fund is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber. This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated September 1, 1998. A copy of the Prospectus may be obtained by contacting any PaineWebber Investment Executive or correspondent firm or by calling 1-888-LIR-FUND. This Statement of Additional Information is dated September 1, 1998.

                            SEPTEMBER 1, 1998

                             TABLE OF CONTENTS

Investment Policies and Restrictions........................................   3
Trustee and Officers; Principal Holders of Securities.......................   7
Investment Advisory, Administration and Distribution Arrangements...........  13
Portfolio Transactions......................................................  15
Additional Information Regarding Redemptions................................  15
Valuations of Shares........................................................  16
Taxes.......................................................................  17
Calculation of Yield........................................................  17
Other Information...........................................................  18
Financial Statements........................................................  19

                     INVESTMENT POLICIES AND RESTRICTIONS

  The following supplements the information contained in the Prospectus concerning the Funds' investment policies and limitations.

  YIELDS AND RATINGS OF MONEY MARKET INVESTMENTS. The yields on the money market instruments in which the Funds invest (such as U.S. government securities, commercial paper and other short-term obligations) are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. Subsequent to its purchase by a Fund, an issue may cease to be rated or its rating may be reduced.

  The Fund may only purchase securities that are "First Tier Securities." To qualify as a First Tier Security, a security must either be (1) rated in the highest short-term rating category by at least two NRSROs, (2) rated in the highest short-term rating category by a single NRSRO if only that NRSRO has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in terms of priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality. If a security in a Fund's portfolio ceases to be a "First Tier Security," as defined in Rule 2a-7 under the Investment Company Act of 1940 ("1940 Act") or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any NRSRO, Mitchell Hutchins or the Trust's board of trustees ("board") will consider whether the Fund should continue to hold the obligation. A First Tier Security rated in the highest short-term rating category by a single NRSRO at the time of purchase that subsequently receives a rating below the highest short-term rating category by a single NRSRO may continue to be considered a First Tier Security.

  REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which Money Market Fund purchases securities or other obligations and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities or other obligations. The Fund maintains custody of the underlying securities or obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such securities or obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed upon additional amount. The difference between the total amount to be received upon repurchase of the securities or obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in the Fund's net investment income.



  ILLIQUID SECURITIES. No Fund may invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined to be liquid pursuant to guidelines established by the board. To the extent a Fund invests in illiquid securities, it may not be able to readily liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations.

  Restricted securities are not registered under the Securities Act of 1933 ("1933 Act") and may be sold only in privately negotiated or other exempted transactions or after a 1933 Act registration statement has become effective. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

  However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the 1933 Act. Institutional investors generally will not seek to sell these instruments to the general public but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

  Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund might be unable to dispose of such securities promptly or at favorable prices.

  The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins, pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities held by the Funds and reports periodically on such decisions to the board.

  FLOATING RATE AND VARIABLE RATE DEMAND INSTRUMENTS. Money Market Fund and Government Securities Fund may invest in floating rate and variable rate securities with demand features. A demand feature gives a Fund the right to sell the securities back to a specified party, usually a remarketing agent, on a specified date, at a price equal to their amortized cost value plus accrued interest. A demand feature is often backed by a letter of credit, guarantee or other liquidity support arrangement from a bank or other financial institution that may be drawn upon demand, after specified notice, for all or any part of the exercise price of the demand feature. Generally, a Fund intends to exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain a Fund's portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to a Fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate obligations.

  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase securities on a "when-issued" or "delayed delivery" basis. A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the Fund's net asset value. When a Fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "Investment Policies and Restrictions--Segregated Accounts."

  SEGREGATED ACCOUNTS. When a Fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, the Fund will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the Fund's obligation or commitment under such transactions.

  LENDING OF PORTFOLIO SECURITIES. Each Fund is authorized to lend up to 33 1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified, but only when the borrower maintains acceptable collateral with the Funds' custodian, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each Fund may reinvest cash collateral in money market instruments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The Funds will retain authority to terminate any of its loans at any time. The Funds may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The Funds will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Funds will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Funds' interest.

  Pursuant to procedures adopted by the board governing each Fund's securities lending program, PaineWebber has been retained to serve as lending agent for the Funds. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent.

  FUNDAMENTAL INVESTMENT LIMITATIONS. The following fundamental investment limitations cannot be changed for a Fund without the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

  Each Fund will not:

    (1) purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

    (2) purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

      The following interpretations apply to, but are not a part of, this fundamental restriction: (a) with respect to this limitation, domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

    (3) issue senior securities or borrow money, except as permitted under the "1940 Act" and then not in excess of 33 1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

    (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      The following interpretation applies to, but is not a part of, this fundamental restriction: Money Market Fund's investments in master demand notes and similar instruments will not be considered to be the making of a loan.

    (5) engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

    (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

    (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Fund many purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

  NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The following investment restrictions may be changed by the board without shareholder approval.

  Each Fund will not:

    (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (2) engage in short sales of securities or maintain a short position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

    (3) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

             TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS OF SECURITIES

  The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                                POSITION WITH        BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE          TRUST             OTHER DIRECTORSHIPS
 ---------------------------- ----------------- ------------------------------
 Margo N. Alexander**; 51        Trustee and    Mrs. Alexander is president,
                                  President      chief executive officer and a
                                                 director of Mitchell Hutchins
                                                 (since January 1995), and an
                                                 executive vice president and
                                                 director of PaineWebber
                                                 (since March 1984). Mrs. Al-
                                                 exander is president and a
                                                 director or trustee of 32 in-
                                                 vestment companies for which
                                                 Mitchell Hutchins or
                                                 PaineWebber serves as invest-
                                                 ment adviser.
 Richard Q. Armstrong; 63          Trustee      Mr. Armstrong is chairman and
 78 West Brother Drive                           principal of RQA Enterprises
 Greenwich, CT 06830                             (management consulting firm)
                                                 (since April 1991 and princi-
                                                 pal occupation since March
                                                 1995). Mr. Armstrong was
                                                 chairman of the board, chief
                                                 executive officer and co-
                                                 owner of Adirondack Beverages
                                                 (producer and distributor of
                                                 soft drinks and
                                                 sparkling/still waters) (Oc-
                                                 tober 1993-March 1995). He
                                                 was a partner of The New En-
                                                 gland Consulting Group (man-
                                                 agement consulting firm) (De-
                                                 cember 1992-September 1993).
                                                 He was managing director of
                                                 LVMH U.S. Corporation (U.S.
                                                 subsidiary of the French lux-
                                                 ury goods conglomerate, Louis
                                                 Vuitton Moet Hennessey Corpo-
                                                 ration) (1987-1991) and
                                                 chairman of its wine and
                                                 spirits subsidiary,
                                                 Schieffelin & Somerset Com-
                                                 pany (1987-1991). Mr. Arm-
                                                 strong is a director or
                                                 trustee of 31 investment com-
                                                 panies for which Mitchell
                                                 Hutchins or PaineWebber
                                                 serves as investment adviser.
 E. Garrett Bewkes, Jr.**; 71    Trustee and    Mr. Bewkes is a director of
                               Chairman of the   Paine Webber Group Inc. ("PW
                              Board of Trustees  Group") (holding company of
                                                 PaineWebber and Mitchell
                                                 Hutchins). Prior to December
                                                 1995, he was a consultant to
                                                 PW Group. Prior to 1988, he
                                                 was chairman of the board,
                                                 president and chief executive
                                                 officer of American Bakeries
                                                 Company. Mr. Bewkes is a di-
                                                 rector of Interstate Bakeries
                                                 Corporation. Mr. Bewkes is a
                                                 director or trustee of 32 in-
                                                 vestment companies for which
                                                 Mitchell Hutchins or
                                                 PaineWebber serves as invest-
                                                 ment adviser.

                              POSITION WITH         BUSINESS EXPERIENCE;
    NAME AND ADDRESS*; AGE        TRUST             OTHER DIRECTORSHIPS
 ---------------------------- ------------- -----------------------------------
 Richard R. Burt; 51             Trustee    Mr. Burt is chairman of IEP Advi-
 1275 Pennsylvania Ave., N.W.                sors, Inc. (international invest-
 Washington, D.C. 20004                      ments and consulting firm) (since
                                             March 1994) and a partner of
                                             McKinsey & Company (management
                                             consulting firm) (since 1991). He
                                             is also a director of Archer-Dan-
                                             iels-Midland Co. (agricultural
                                             commodities), Hollinger Interna-
                                             tional Co. (publishing), Homestake
                                             Mining Corp., Powerhouse Technolo-
                                             gies Inc. and Wierton Steel Corp.
                                             He was the chief negotiator in the
                                             Strategic Arms Reduction Talks
                                             with the former Soviet Union
                                             (1989-1991) and the U.S. Ambassa-
                                             dor to the Federal Republic of
                                             Germany (1985-1989). Mr. Burt is a
                                             director or trustee of 31 invest-
                                             ment companies for which Mitchell
                                             Hutchins or PaineWebber serves as
                                             investment adviser.
 Mary C. Farrell**; 48           Trustee    Ms. Farrell is a managing director,
                                             senior investment strategist and
                                             member of the Investment Policy
                                             Committee of PaineWebber. Ms.
                                             Farrell joined PaineWebber in
                                             1982. She is a member of the Fi-
                                             nancial Women's Association and
                                             Women's Economic Roundtable and
                                             appears as a regular panelist on
                                             Wall $treet Week with Louis
                                             Rukeyser. She also serves on the
                                             Board of Overseers of New York
                                             University's Stern School of Busi-
                                             ness. Ms. Farrell is a director or
                                             trustee of 31 investment companies
                                             for which Mitchell Hutchins or
                                             PaineWebber serves as investment
                                             adviser.
 Meyer Feldberg; 56              Trustee    Mr. Feldberg is Dean and Professor
 Columbia University                         of Management of the Graduate
 101 Uris Hall                               School of Business, Columbia Uni-
 New York, New York 10027                    versity. Prior to 1989, he was
                                             president of the Illinois Insti-
                                             tute of Technology. Dean Feldberg
                                             is also a director of Primedia
                                             Inc., Federated Department Stores
                                             Inc. and Revlon, Inc. Dean
                                             Feldberg is a director or trustee
                                             of 33 investment companies for
                                             which Mitchell Hutchins,
                                             PaineWebber or their affiliates
                                             serves as investment adviser.
 George W. Gowen; 68             Trustee    Mr. Gowen is a partner in the law
 666 Third Avenue                            firm of Dunnington, Bartholow &
 New York, New York 10017                    Miller. Prior to May 1994, he was
                                             a partner in the law firm of Fry-
                                             er, Ross & Gowen. Mr. Gowen is a
                                             director or trustee of 31 invest-
                                             ment companies for which Mitchell
                                             Hutchins or PaineWebber serves as
                                             investment adviser.

                                POSITION WITH        BUSINESS EXPERIENCE;
     NAME AND ADDRESS*; AGE         TRUST             OTHER DIRECTORSHIPS
 ------------------------------ -------------- --------------------------------
 Frederic V. Malek; 61             Trustee     Mr. Malek is chairman of Thayer
 1455 Pennsylvania Avenue, N.W.                 Capital Partners (merchant
 Suite 350                                      bank). From January 1992 to No-
 Washington, D.C. 20004                         vember 1992, he was campaign
                                                manager of Bush-Quayle '92.
                                                From 1990 to 1992, he was vice
                                                chairman and, from 1989 to
                                                1990, he was president of
                                                Northwest Airlines Inc., NWA
                                                Inc. (holding company of North-
                                                west Airlines Inc.) and Wings
                                                Holdings Inc. (holding company
                                                of NWA Inc.). Prior to 1989, he
                                                was employed by the Marriott
                                                Corporation (hotels, restau-
                                                rants, airline catering and
                                                contract feeding), where he
                                                most recently was an executive
                                                vice president and president of
                                                Marriott Hotels and Resorts.
                                                Mr. Malek is also a director of
                                                American Management Systems,
                                                Inc. (management consulting and
                                                computer-related services), Au-
                                                tomatic Data Processing, Inc.,
                                                CB Commercial Group, Inc. (real
                                                estate services), Choice Hotels
                                                International (hotel and hotel
                                                franchising), FPL Group, Inc.
                                                (electric services), Manor
                                                Care, Inc. (health care) and
                                                Northwest Airlines Inc. Mr.
                                                Malek is a director or trustee
                                                of 31 investment companies for
                                                which Mitchell Hutchins or
                                                PaineWebber serves as invest-
                                                ment adviser.
 Carl W. Schafer; 62               Trustee     Mr. Schafer is president of the
 66 Witherspoon Street                          Atlantic Foundation (charitable
 #1100                                          foundation supporting mainly
 Princeton, NJ 08542                            oceanographic exploration and
                                                research). He is a director of
                                                Base Ten Systems, Inc. (soft-
                                                ware), Roadway Express, Inc.
                                                (trucking), The Guardian Group
                                                of Mutual Funds, Harding,
                                                Loevner Funds, Evans Systems,
                                                Inc. (a motor fuels, conve-
                                                nience store and diversified
                                                company), Electronic Clearing
                                                House, Inc. (financial transac-
                                                tions processing), Frontier Oil
                                                Corporation and Nutraceutix,
                                                Inc. (biotechnology company).
                                                Prior to January 1993, he was
                                                chairman of the Investment Ad-
                                                visory Committee of the Howard
                                                Hughes Medical Institute. Mr.
                                                Schafer is a director or
                                                trustee of 31 investment compa-
                                                nies for which Mitchell
                                                Hutchins or PaineWebber serves
                                                as investment adviser.
 John J. Lee; 30                Vice President Mr. Lee is a vice president and
                                and Assistant   a manager of the mutual fund
                                  Treasurer     finance department of Mitchell
                                                Hutchins. Prior to September
                                                1997, he was an audit manager
                                                in the financial services prac-
                                                tice of Ernst & Young LLP. Mr.
                                                Lee is a vice president and as-
                                                sistant treasurer of 32 invest-
                                                ment companies for which Mitch-
                                                ell Hutchins or PaineWebber
                                                serves as investment adviser.

                            POSITION WITH          BUSINESS EXPERIENCE;
   NAME AND ADDRESS*; AGE       TRUST               OTHER DIRECTORSHIPS
 -------------------------- -------------- ------------------------------------
 Dennis McCauley; 51        Vice President Mr. McCauley is a managing director
                                            and chief investment officer--fixed
                                            income of Mitchell Hutchins. Prior
                                            to December 1994, he was director
                                            of fixed income investments of IBM
                                            Corporation. Mr. McCauley is a vice
                                            president of 21 investment compa-
                                            nies for which Mitchell Hutchins or
                                            PaineWebber serves as investment
                                            adviser.
 Ann E. Moran; 41           Vice President Ms. Moran is a vice president and a
                            and Assistant   manager of the mutual fund finance
                              Treasurer     department of Mitchell Hutchins.
                                            Ms. Moran is a vice president and
                                            assistant treasurer of 32 invest-
                                            ment companies for which Mitchell
                                            Hutchins or PaineWebber serves as
                                            investment adviser.
 Dianne E. O'Donnell; 46    Vice President Ms. O'Donnell is a senior vice pres-
                            and Secretary   ident and deputy general counsel of
                                            Mitchell Hutchins. Ms. O'Donnell is
                                            a vice president and secretary of
                                            31 investment companies and vice
                                            president and assistant secretary
                                            of one investment company for which
                                            Mitchell Hutchins or PaineWebber
                                            serves as investment adviser.
 Emil Polito; 37            Vice President Mr. Polito is a senior vice presi-
                                            dent and director of operations and
                                            control for Mitchell Hutchins. From
                                            March 1991 to September 1993 he was
                                            director of the mutual funds sales
                                            support and service center for
                                            Mitchell Hutchins and PaineWebber.
                                            Mr. Polito is vice president of 32
                                            investment companies for which
                                            Mitchell Hutchins or PaineWebber
                                            services as investment adviser.
 Susan P. Ryan; 38          Vice President Ms. Ryan is a senior vice president
                                            and portfolio manager of Mitchell
                                            Hutchins. Ms. Ryan has been with
                                            Mitchell Hutchins since 1982. Ms.
                                            Ryan is a vice president of five
                                            investment companies for which
                                            Mitchell Hutchins or PaineWebber
                                            serves as investment adviser.
 Victoria E. Schonfeld; 47  Vice President Ms. Schonfeld is a managing director and general counsel of Mitchell
                                            Hutchins. Prior to May 1994, she
                                            was a partner in the law firm of
                                            Arnold & Porter. Ms. Schonfeld is a
                                            vice president of 31 investment
                                            companies and vice president and
                                            secretary of one investment company
                                            for which Mitchell Hutchins or
                                            PaineWebber serves as investment
                                            adviser.
 Paul H. Schubert; 35       Vice President Mr. Schubert is a senior vice presi-
                            and Treasurer   dent and the director of the mutual
                                            fund finance department of Mitchell
                                            Hutchins. From August 1992 to Au-
                                            gust 1994, he was a vice president
                                            of BlackRock Financial Management,
                                            L.P. Mr. Schubert is a vice presi-
                                            dent and treasurer of 32 investment
                                            companies for which Mitchell
                                            Hutchins or PaineWebber serves as
                                            investment adviser.
 Barney A. Taglialatela; 37 Vice President Mr. Taglialatela is a vice president
                            and Assistant   and a manager of the mutual fund
                              Treasurer     finance department of Mitchell
                                            Hutchins. Prior to February 1995,
                                            he was a manager of the mutual fund
                                            finance division of Kidder Peabody
                                            Asset Management, Inc. Mr.
                                            Taglialatela is a vice president
                                            and assistant treasurer of 32 in-
                                            vestment companies for which Mitch-
                                            ell Hutchins or PaineWebber serves
                                            as investment adviser.

                        POSITION WITH            BUSINESS EXPERIENCE;
 NAME AND ADDRESS*; AGE     TRUST                 OTHER DIRECTORSHIPS
 ---------------------- -------------- ----------------------------------------
 Keith A. Weller; 37    Vice President Mr. Weller is a first vice president and
                        and Assistant   associate general counsel of Mitchell
                          Secretary     Hutchins. Prior to May 1995, he was an
                                        attorney in private practice. Mr.
                                        Weller is a vice president and assis-
                                        tant secretary of 31 investment compa-
                                        nies for which Mitchell Hutchins or
                                        PaineWebber serves as investment advis-
                                        er.

--------
 * Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes and Ms. Farrell are "interested persons" of the
   Trust as defined in the 1940 Act by virtue of their positions with PW Group, PaineWebber and/or Mitchell Hutchins.

  The Trust pays trustees who are not "interested persons" of the Trust $1,000 annually for each Fund and $150 per Fund for each board meeting and each meeting of a board committee (other than committee meetings held on the same day as a board meeting). Each chairman of the audit and contract review committee of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trust own in the aggregate less than 1% of the shares of each Fund. Because PaineWebber and Mitchell Hutchins perform substantially all of the services necessary for the operation of the Trust, the Trust requires no employees.

  The table below includes certain information relating to the compensation of the Trust's current trustees who held office with the Trust or other PaineWebber funds for the last fiscal and calendar years.

                              COMPENSATION TABLE+

                                                              TOTAL COMPENSATION
                                                                FROM THE TRUST
                                       AGGREGATE COMPENSATION      AND THE
NAME OF PERSONS, POSITION                 FROM THE TRUST*       FUND COMPLEX**
-------------------------              ---------------------- ------------------
Richard Q. Armstrong, Trustee.........         $6,150              $ 94,885
Richard R. Burt, Trustee..............         $5,700              $ 87,085
Meyer Feldberg, Trustee...............         $6,150              $117,853
George W. Gowen, Trustee..............         $7,389              $101,567
Frederic V. Malek, Trustee............         $6,150              $ 95,845
Carl W. Schafer, Trustee..............         $6,150              $ 94,885

--------
 + Only independent trustees are compensated by the Trust and identified above; trustees who are "interested persons," as defined in the 1940 Act, do not receive compensation.

 * Represents fees paid to each trustee during the fiscal year ended April 30, 1998.

** Represents total compensation paid to each trustee during the calendar year ended December 31, 1997; no fund within the fund complex has a bonus, pension, profit sharing or retirement plan.

                        PRINCIPAL HOLDERS OF SECURITIES

  The following persons are shown on the Trust's records as having owned of record 5% or more of the indicated Fund's shares:

                                                         NUMBER AND PERCENTAGE
                                                              OF SHARES
                                                         OWNED OF RECORD AS OF
           FUND                  NAME AND ADDRESS*          AUGUST 24, 1998
           ----                  -----------------       ---------------------
Money Market Fund           The Crean Foundation           79,880,958  5.11%
Government Securities Fund  Reynolds Metals Company        25,000,000 19.87%
                            American Growth Fund           11,000,000  8.74%
                            National Plus Plan of the       7,705,864  6.12%
                            Textile Workers Pension Fund
Treasury Securities Fund    Paul B Kazatian,               21,617,729 11.20%
                            Japonica Partners
                            Gilbert H. Lamphere            20,873,337 10.81%
                            c/o Fremont Group
                            Reynold Metal Con              10,000,000  5.18%
                            G. Jack Scholz Ttee             9,776,256  5.06%
                            Scholz Grantor Retained
                            Annuity Trust2
                            G. Jack Scholz Ttee             9,778,256  5.06%
                            Scholz Grantor Retained
                            Annuity Trust BI
                            Japonica Partners & Co.         9,666,509  5.07%

  The Trust is not aware as to whether or to what extent shares owned of record also are owned beneficially.
--------
* Each shareholder listed above may be contacted c/o Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, NY 10019.

                    INVESTMENT ADVISORY, ADMINISTRATION AND
                           DISTRIBUTION ARRANGEMENTS

  INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. PaineWebber acts as the Trust's investment adviser and administrator pursuant to a contract dated April 13, 1995 ("PaineWebber Contract"). Under the PaineWebber Contract, the Trust pays PaineWebber an annual fee, computed daily and paid monthly, at an annual rate of 0.25% of each Fund's average daily net assets.

  During each of the periods indicated, PaineWebber earned or accrued advisory fees in the amounts set forth below. As also set forth below, PaineWebber during these periods voluntarily waived a portion of its fees and/or voluntarily paid other Fund expenses.

                                                   FISCAL YEAR ENDED APRIL 30
                                                 ------------------------------
                                                    1998       1997      1996
                                                 ---------- ---------- --------
   Money Market Fund............................ $3,572,192 $2,196,654 $669,836
     Fee Amount Waived.......................... $  716,790 $  439,015 $102,772
     Expenses Reimbursed........................ $    2,739 $        0 $ 59,795
   Government Securities Fund................... $  215,911 $  203,152 $124,281
     Fee Amount Waived.......................... $   43,177 $   40,607 $ 16,752
     Expenses Reimbursed........................ $  210,691 $  144,536 $105,334
   Treasury Securities Fund..................... $  259,380 $   99,845 $ 62,167
     Fee Amount Waived.......................... $   51,876 $   19,956 $  7,410
     Expenses Reimbursed........................ $  128,386 $  147,250 $129,447

  Under a contract with PaineWebber dated April 15, 1996 with respect to the Trust ("Mitchell Hutchins Contract"), Mitchell Hutchins serves as the Trust's sub-adviser and sub-administrator. Under the Mitchell Hutchins Contract, PaineWebber (not the Trust) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to PaineWebber under the PaineWebber Contract, net of waivers and/or reimbursements.

  During each of the periods indicated, PaineWebber paid (or accrued) to Mitchell Hutchins the fees indicated below under either the Mitchell Hutchins Contract or a predecessor agreement:

                                                    FISCAL YEAR ENDED APRIL 30
                                                   ----------------------------
                                                      1998      1997     1996
                                                   ---------- -------- --------
   Money Market Fund.............................. $1,503,380 $877,358 $220,065
   Government Securities Fund..................... $        0 $  8,099 $ 39,863
   Treasury Securities Fund....................... $   39,694 $      0 $ 17,551

  Under the terms of the PaineWebber Contract, the Trust bears all expenses incurred in its operation that are not specifically assumed by PaineWebber. General expenses of the Trust not readily identifiable as belonging to a specific Fund are allocated among series by or under the direction of the Trust's board in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each Fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Funds and any losses incurred in connection therewith, (2) fees payable to and expenses incurred on behalf of the Funds by PaineWebber, (3) organizational expenses,
(4) filing fees and expenses relating to the registration and qualification of the shares of the Funds under federal and state securities laws and maintaining such registrations and qualifications, (5) fees and salaries payable to the trustees and officers who are not interested persons of the Trust or PaineWebber, (6) all expenses incurred in connection with the trustees' services, including travel expenses, (7) taxes (including any income or franchise taxes) and governmental fees, (8) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a Fund for violation of any law,
(10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust, (11) charges of custodians, transfer agents and other agents, (12) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders, (13) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a Fund, (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (17) the cost of investment company literature and other publications provided to the trustees and officers, and
(18) costs of mailing, stationery and communications equipment.

  Under the PaineWebber and Mitchell Hutchins Contracts (collectively, "Contracts"), PaineWebber or Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PaineWebber or Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

  The Contracts are terminable with respect to each Fund at any time without penalty by vote of the board or by vote of the holders of a majority of the outstanding voting securities of that Fund on 60 days' written notice to PaineWebber or Mitchell Hutchins, as the case may be. The PaineWebber Contract is also terminable without penalty by PaineWebber on 60 days' written notice to the Trust, and the Mitchell Hutchins Contract is terminable without penalty by PaineWebber or Mitchell Hutchins on 60 days' written notice to the other party. The Contracts terminate automatically upon their assignment, and the Mitchell Hutchins Contract also terminates automatically upon the assignment of the PaineWebber Contract.

  The following table shows the approximate net assets as of July 31, 1998, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                           INVESTMENT CATEGORY                        NET ASSETS
                           -------------------                        ----------
                                                                       ( $ MIL)
     Domestic (excluding Money Market)...............................  $7,867.2
     Global..........................................................   3,938.0
     Equity/Balanced.................................................   6,516.0
     Fixed Income (excluding Money Market)...........................   5,289.2
       Taxable Fixed Income..........................................   3,709.5
       Tax-Free Fixed Income.........................................   1,579.7
     Money Market Funds..............................................  28,787.4

  PERSONNEL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of the PaineWebber mutual funds and other Mitchell Hutchins' advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber mutual funds and other Mitchell Hutchins advisory clients.

  DISTRIBUTION ARRANGEMENTS. PaineWebber acts as distributor of shares of the Trust under a distribution contract with the Trust, which requires PaineWebber to use its best efforts, consistent with its other business, to sell shares of the Trust. Shares of the Trust are offered continuously.

                            PORTFOLIO TRANSACTIONS

  The Mitchell Hutchins Contract authorizes Mitchell Hutchins (with the approval of the board) to select brokers and dealers to execute purchases and sales of the Funds' portfolio securities. The Contract directs Mitchell Hutchins to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Funds. To the extent that the execution and price offered by more than one dealer are comparable, Mitchell Hutchins may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research, analysis, advice and similar services. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid had no services been provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Research services furnished by the dealers with which a Fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts it advises and, conversely, research services furnished to Mitchell Hutchins in connection with other funds or accounts that Mitchell Hutchins advises may be used in advising the Fund. Information and research received from dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Mitchell Hutchins Contract. During the past three fiscal years, none of the Funds has paid any brokerage commissions, nor has any Fund allocated any transactions to dealers for research, analysis, advice and similar services.

  Mitchell Hutchins may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include a requirement that Mitchell Hutchins obtain multiple quotes from dealers before executing the transactions on an agency basis.

  The Funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

  Investment decisions for each Fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between a Fund and such other account(s) as to amount according to a formula deemed equitable to that Fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

  HOLDINGS OF REGULAR BROKER-DEALERS. As of April 30, 1998, Money Market Fund owned commercial paper and short-term obligations issued by the following issuers that are regular broker-dealers for the Fund: Commercial papers; Goldman Sachs Group LP--$9,772,150; Short-term corporate obligations; Morgan Stanley Group Incorporated--$5,000,000; and Merrill Lynch & Co., Incorporated--$29,005,528] and [Bear Stearns Companies, Inc.--$18,000,000.

                 ADDITIONAL INFORMATION REGARDING REDEMPTIONS

  Each Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for a Fund to dispose of securities owned by it or to determine fairly the market value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time, although each Fund seeks to maintain a constant net asset value of $1.00 per share.

  If conditions exist that make cash payments undesirable, each Fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for one shareholder.

                              VALUATION OF SHARES

  Money Market Fund's net asset value per share is determined by State Street Bank and Trust Company ("State Street") as of 12:00 noon and 2:30 p.m., Eastern time, on each Business Day. Government Securities Fund's and Treasury Securities Fund's net asset values per share are determined by State Street as of 12:00 noon, Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the Massachusetts offices of State Street and the Fund's transfer agent, First Data Investor Services Group, Inc. ("Transfer Agent") and the New York City offices of PaineWebber and PaineWebber's bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

  Each Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the 1940 Act. To use amortized cost to value its portfolio securities, a Fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in the Prospectus. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, a Fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

  The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for any Fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

  In determining the approximate market value of portfolio investments, each Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used.

                                     TAXES

  To continue to qualify for treatment as a regulated investment company under the Internal Revenue Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) and must meet several additional requirements. Among these requirements are the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed as an ordinary corporation on its taxable income for that year (even if that income was distributed to its shareholders) and all distributions out of its earnings and profits would be taxable to its shareholders as dividends (that is, ordinary income).

                             CALCULATION OF YIELD

  Each Fund computes its yield and effective yield quotations using standardized methods required by the SEC. The Fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent, and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7), and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)/3//6//5///7/] - 1

  The following yields are for the seven-day period ended April 30, 1998:

                                                                       EFFECTIVE
                                FUND                            YIELD    YIELD
                                ----                            -----  ---------
     Money Market Fund
       Institutional Shares.................................... 5.36%    5.50%
       Financial Intermediary Shares*.......................... 5.11%    5.23%
     Government Securities Fund................................ 5.24%    5.38%
     Treasury Securities Fund.................................. 5.02%    5.15%

--------

*Issuance for Financial Intermediary Shares was January 14, 1998.

  A Fund may also advertise other performance data, which may consist of the annual or cumulative return (including realized net short-term capital gain, if any) earned on a hypothetical investment in a Fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

  Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each Fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

  OTHER INFORMATION. The Funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each Fund will fluctuate. In Performance Advertisements, the Funds may compare their taxable yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

  Each Fund may also compare its performance with the performances of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing a Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While each Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

  Each Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on a Fund investment are reinvested by being paid in additional Fund shares, any future income of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends had been paid in cash. Each Fund may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                               OTHER INFORMATION

  The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a Fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from a Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations, a possibility which PaineWebber believes is remote and not material. Upon payment of any liability incurred by a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The trustees intend to conduct the operations of each Fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

  COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036, serves as counsel to the Funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

  AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Funds.

FINANCIAL INTERMEDIARIES

  The Trust has adopted a Shareholder Services Plan and Agreement ("Plan") with respect to the Financial Intermediary shares of each Fund to assure that the beneficial owners of the Financial Intermediary shares receive certain support services. PaineWebber will implement the Plan by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of the Financial Intermediary shares. Under the Plan, each Fund pays PaineWebber an annual fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, PaineWebber pays an identical fee to the financial intermediary for providing the support services to its customers specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) other similar services if requested by the Trust. No payments were made by PaineWebber with respect to Government Securities Fund or Treasury Securities Fund to financial intermediaries during the fiscal year ended April 30, 1998 because those Funds had no Financial Intermediary shares outstanding during that period. Money Market Fund made payments through PaineWebber to financial intermediaries in the amount of $10,975 with respect to its Financial Intermediary shares outstanding during the fiscal year ended April 30, 1998.

  The Plan requires that PaineWebber provide to the board at least annually a written report of the amounts expended by PaineWebber under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with PaineWebber in providing information to the board with respect to amounts expended and services provided under the service agreement. The Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to the Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

                             FINANCIAL STATEMENTS

  The Funds' Annual Report to Shareholders for the most recent fiscal year is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of independent auditors appearing therein are incorporated herein by this reference.

                            MITCHELL HUTCHINS'

                      LIQUID INSTITUTIONAL RESERVES

                            MONEY MARKET FUND

                        GOVERNMENT SECURITIES FUND

                         TREASURY SECURITIES FUND

                            SEPTEMBER 1, 1998

Investors should rely only on the information contained or referred to in the Prospectus and this Statement of Additional Information. The Funds and their distributor have not authorized anyone to provide investors with information that is different. The Prospectus and this Statement of Additional Information are not an offer to sell shares of the Funds in any jurisdiction where the Funds or their distributor may not lawfully sell those shares.

                                  [LOGO]

                           PART C. OTHER INFORMATION
                           -------------------------

Item 23.  Exhibits
          --------

 (1)      (a)  Amended and Restated Declaration of Trust (filed herewith)

          (b)  Amendment effective April 18, 1996 to Declaration of Trust/1/


 (2)      Amended and Restated By-Laws of the Trust (filed herewith)

 (3) Instruments defining the rights of holders of Registrant's shares of beneficial interest/2/

 (4)      (a)  Investment Advisory and Administration Contract between
               Registrant and PaineWebber/3/

          (b) Investment Sub-advisory and Sub-administration Agreement between PaineWebber and Mitchell Hutchins/1/

 (5)      Distribution Contract between Registrant and PaineWebber/4/


 (6)      Bonus, profit or pension plans - none


 (7)      Custodian Contract/3/

 (8)      (a)  Transfer Agency Services and Shareholder Services Agreement/5/

          (b)  Shareholder Service Plan/1/

          (c)  Shareholder Service Agreement/1/

 (9)      Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditor's consent (filed herewith)


(11)      Financial statements omitted from Part B - none

(12)      Letter of Investment Intent (previously filed)


(13)      Plan Pursuant to Rule 12b-1 - none


(14)      and


(27)      Financial Data Schedule  (filed herewith)


(15)      Plan pursuant to Rule 18f-3/1/

_______________________________
/1/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-39029 filed August 30, 1996.

/2/ Incorporated by reference from Articles II, IV, V, VI, VII and VIII of the Registrant's Amended and Restated Declaration of Trust and Article II of the Registrant's Amended and Restated By-Laws.

/3/ Incorporated by reference from Post-Effective Amendment No. 8 to registration statement, SEC File No. 33-39029 filed July 3, 1996.

/4/ Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 33-39029, filed August 25, 1995.

/5/ Incorporated by referenced from Post-Effective Amendment No. 10 to the registration statement, SEC File No. 33-39029, filed July 2, 1997.

Item 24.  Persons Controlled by or under Common Control with Registrant
          -------------------------------------------------------------

     None.

Item 25.  Indemnification
          ---------------

     Section 4.2 of Article IV of the Registrant's Declaration of Trust provides that no Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its shareholders, or to any shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 4.3(a) of Article IV of the Registrant's Declaration of Trust provides that the Registrant, or the appropriate series of the Registrant, will indemnify its Trustees and officers to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by such Trustees and officers in connection with any claim, action, suit or proceeding in which such Trustee or officer becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof. Additionally, Section 4.3(b) of Article IV provides that no such person shall be indemnified (i) where such person is liable to the Trust, a series thereof or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (ii) where such person has been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust, or a series thereof, or (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in (ii) above resulting in a payment by a Trustee or officer, unless there has been a determination by the court of other body approving the settlement or other disposition or based upon a review of readily available facts by vote of a majority of the non-interested Trustees or written opinion of independent legal counsel, that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Section 4.3(b) of Article IV further provides that the rights of indemnification may be insured against by policies maintained by the Trust. Section 4.4 of Article IV provides that no Trustee shall be obligated to give any bond or other security for the performance of any of his or her duties hereunder.

     Section 4.6 of Article IV provides that each Trustee, officer or employee of the Trust or a series thereof shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust or a series thereof, upon an opinion of counsel, or upon reports made to the Trust or a series thereof by any of its officers or employees or by the Investment Adviser, the Administrator, the Distributor, Transfer Agent, selected dealers, accountants, appraisers or other experts or consultants selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

     Section 9 of the Investment Advisory and Administration Contract with PaineWebber, Incorporated ("PaineWebber") provides that PaineWebber shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of PaineWebber in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract.
Section 13 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that PaineWebber shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

     Section 7 of the Sub-Investment Advisory and Sub-Administration Agreement between PaineWebber and Mitchell Hutchins Asset Management, Inc. ("Mitchell Hutchins") provides that PaineWebber shall be indemnified and held harmless by the Registrant against all liabilities, except those arising out of willful misfeasance, bad faith, or reckless disregard of its obligations and duties under the Agreement.

     Section 9 of the Distribution Contract provides that the Trust will indemnify PaineWebber and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by PaineWebber to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of each Distribution Contract also provides that PaineWebber agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by PaineWebber for use in the Registration Statement or arising out of an agreement between PaineWebber and any retail dealer, or arising out of supplementary literature or advertising used by PaineWebber in connection with the Contract.

     Section 10 of the Distribution Contract contains provisions similar to
Section 13 of the Investment Advisory and Administration Contract.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

     I. PaineWebber, a Delaware corporation, is a registered investment adviser and is wholly owned by PaineWebber Group, Inc. PaineWebber is primarily engaged in the financial services business. Information as to the officers and directors of PaineWebber is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-7163) and is incorporated herein by reference.

     II. Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of PaineWebber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

Item 27.  Principal Underwriters
          ----------------------

(a) PaineWebber serves as principal underwriter and/or investment adviser for the following other investment companies:

     MITCHELL HUTCHINS INSTITUTIONAL SERIES
     PAINEWEBBER RMA MONEY FUND, INC.
     PAINEWEBBER RMA TAX-FREE FUND, INC.
     PAINEWEBBER MUNICIPAL MONEY MARKET SERIES
     PAINEWEBBER MANAGED MUNICIPAL TRUST

(b) PaineWebber is the Registrant's principal underwriter. The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV filed March 31, 1995, with the Securities and Exchange Commission (registration number 801-7163) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of PaineWebber who also serve as directors or officers of the Trust.

                              Positions and Offices With        Positions and Offices With
Name and Principal                    Registrant                        Underwriter
-------------------------     --------------------------     ------------------------------------
Margo N. Alexander            Trustee and President          Executive Vice President and a
                              (Chief Executive Officer)      Director

Mary C. Farrell               Trustee                        Managing Director, Senior Investment
                                                             Strategist and Member of the
                                                             Investment Policy Committee

(c)       None.

Item 28.  Location of Accounts and Records
          --------------------------------

     The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's Portfolio Manager, Mitchell Hutchins Asset Management Inc., 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  Management Services
          -------------------

          Not applicable.

Item 30.  Undertakings
          ------------

          None.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 28th day of August, 1998.

                     LIQUID INSTITUTIONAL RESERVES

                     By:    /s/ Dianne E. O'Donnell
                            -----------------------
                            Dianne E. O'Donnell
                            Vice President and Secretary

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                          Title                              Date
---------                                          -----                              ----
/s/ Margo N. Alexander                      President and Trustee
---------------------------               (Chief Executive Officer)               August 28, 1998
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.                 Trustee and Chairman                   August 28, 1998
---------------------------               of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong                          Trustee                         August 28, 1998
---------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                               Trustee                         August 28, 1998
---------------------------
Richard R. Burt *

/s/ Mary C. Farrell                               Trustee                         August 28, 1998
---------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                                Trustee                         August 28, 1998
---------------------------
Meyer Feldberg *

/s/ George W. Gowen                               Trustee                         August 28, 1998
---------------------------
George W. Gowen *

/s/ Frederic V. Malek                             Trustee                         August 28, 1998
---------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                               Trustee                         August 28, 1998
---------------------------
Carl W. Schafer *

/s/ Paul H. Schubert                 Vice President and Treasurer (Chief          August 28, 1998
---------------------------          Financial and Accounting Officer)
Paul H. Schubert


* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

                         LIQUID INSTITUTIONAL RESERVES

                                 EXHIBIT INDEX
                                 -------------

Exhibit
Number
------
 (1)      (a)  Amended and Restated Declaration of Trust (filed herewith)

          (b)  Amendment effective April 18, 1996 to Declaration of Trust/1/

 (2)      Amended and Restated By-Laws of the Trust (filed herewith)

 (3) Instruments defining the rights of holders of Registrant's shares of beneficial interest/2/

 (4)      (a)  Investment Advisory and Administration Contract between
               Registrant and PaineWebber/3/

          (b)  Investment Sub-advisory and Sub-administration Agreement between
               PaineWebber and Mitchell Hutchins/1/

 (5)      Distribution Contract between Registrant and PaineWebber/4/

 (6)      Bonus, profit or pension plans - none

 (7)      Custodian Contract/3/

 (8)      (a)  Transfer Agency Services and Shareholder Services Agreement/5/

          (b)  Shareholder Service Plan/1/

          (c)  Shareholder Service Agreement/1/

 (9)      Opinion and consent of counsel (filed herewith)

(10)      Other opinions, appraisals, rulings and consents: Auditor's consent
          (filed herewith)

(11)      Financial statements omitted from Part B - none

(12)      Letter of Investment Intent (previously filed)

(13)      Plan Pursuant to Rule 12b-1 - none

(14)      and

(27)      Financial Data Schedule  (filed herewith)

(15)      Plan pursuant to Rule 18f-3/1/

_______________________________
/1/ Incorporated by reference from Post-Effective Amendment No. 9 to the registration statement, SEC File No. 33-39029 filed August 30, 1996.

/2/ Incorporated by reference from Articles II, IV, V, VI, VII and VIII of the Registrant's Amended and Restated Declaration of Trust and Article II of the Registrant's Amended and Restated By-Laws.

/3/ Incorporated by reference from Post-Effective Amendment No. 8 to registration statement, SEC File No. 33-39029 filed July 3, 1996.

/4/ Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 33-39029, filed August 25, 1995.

/5/ Incorporated by referenced from Post-Effective Amendment No. 10 to the registration statement, SEC File No. 33-39029, filed July 2, 1997.